Investments in Joint Ventures 4 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of joint ventures [line items]
Book value		₩ 3,485,699		₩ 3,147,584		₩ 2,239,011
KEPCO-Uhde Inc.
Disclosure of joint ventures [line items]
Net assets				₩ 33
Effective percentage of ownership	[1]			50.85%
Share in net assets				₩ 17
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0		17	[2]	58
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Net assets		₩ 142,660		₩ 135,617
Effective percentage of ownership	[1]	49.00%		49.00%
Share in net assets		₩ 69,902		₩ 66,452
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		69,902		66,452		37,069
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Net assets		₩ 3,305		₩ 2,966
Effective percentage of ownership	[1]	55.00%		55.00%
Share in net assets		₩ 1,818		₩ 1,631
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,818		1,631	[2]	1,380
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Net assets		₩ 73,770		₩ 66,589
Effective percentage of ownership	[1]	30.65%		32.59%
Share in net assets		₩ 22,612		₩ 21,701
Investment differential		0		49
Intercompany transaction		0		0
Others		0		0
Book value		22,612	[3]	21,750	[3]	21,590
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Net assets		₩ 29,478		₩ 29,110
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 14,739		₩ 14,555
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		14,739		14,555		18,692
RES Technology AD
Disclosure of joint ventures [line items]
Net assets		₩ 28,765		₩ 30,266
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 14,383		₩ 15,133
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		14,383		15,133		16,703
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Net assets		₩ 12,966		₩ 24,148
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 5,186		₩ 9,659
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		5,186		9,659	[4]	2,527
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Net assets		₩ 261,362		₩ 238,822
Effective percentage of ownership	[1]	75.20%		75.20%
Share in net assets		₩ 196,544		₩ 179,594
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		196,544	[2],[5]	179,594	[4]	198,979
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 15,788		₩ 15,059
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 6,315		₩ 6,024
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,315		6,024		6,635
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 466,847		₩ 479,954
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 186,739		₩ 191,982
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		186,739		191,982		204,587
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 108,017		₩ 110,995
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 43,207		₩ 44,398
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		43,207		44,398		44,217
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Net assets		₩ 701,614		₩ 665,110
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 280,646		₩ 266,044
Investment differential		0		0
Intercompany transaction		(45,692)		(50,632)
Others		97		(805)
Book value		235,051		214,607		143,678
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Net assets		₩ 12,411		₩ 12,782
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 4,964		₩ 5,113
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		4,964		5,113		4,071
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Net assets		₩ 840,820		₩ 795,250
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 336,328		₩ 318,100
Investment differential		29,357		29,357
Intercompany transaction		0		0
Others		(15,819)		(16,050)
Book value		349,866		331,407		294,649
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 41,903		₩ 38,368
Effective percentage of ownership	[1]	45.00%		45.00%
Share in net assets		₩ 18,856		₩ 17,266
Investment differential		0		0
Intercompany transaction		0		0
Others		(176)		(176)
Book value		18,680		17,090		15,734
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 26,675		₩ 26,877
Effective percentage of ownership	[1]	25.00%		25.00%
Share in net assets		₩ 6,669		₩ 6,719
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,669		6,719		5,841
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 2,121		₩ 2,406
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 615		₩ 698
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		615		698	[6]	597
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 10,374		₩ 9,508
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 5,187		₩ 4,754
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		5,187		4,754	[7]	3,084
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Net assets		₩ 372,373		₩ 367,090
Effective percentage of ownership	[1]	60.00%		60.00%
Share in net assets		₩ 223,424		₩ 220,254
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		223,424		220,254	[2]	178,679
KAPES, Inc.
Disclosure of joint ventures [line items]
Net assets		₩ 37,591		₩ 37,875
Effective percentage of ownership	[1]	51.00%		51.00%
Share in net assets		₩ 19,171		₩ 19,316
Investment differential		0		0
Intercompany transaction		(22,186)		(22,451)
Others		3,015		3,135
Book value		0		0	[2]	0
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 16,245		₩ 16,506
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 4,711		₩ 4,787
Investment differential		32		32
Intercompany transaction		0		0
Others		0		0
Book value		4,743		4,819		4,041
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 19,681		₩ 19,114
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 5,708		₩ 5,543
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		5,708		5,543		5,415
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 118,152		₩ 107,990
Effective percentage of ownership	[1]	29.90%		29.90%
Share in net assets		₩ 35,327		₩ 32,289
Investment differential		3		3
Intercompany transaction		0		0
Others		(247)		(248)
Book value		35,083		32,044		25,896
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 22,918		₩ 20,972
Effective percentage of ownership	[1]	15.00%		15.00%
Share in net assets		₩ 3,437		₩ 3,146
Investment differential		6		5
Intercompany transaction		0		0
Others		0		0
Book value		3,443		3,151	[6]	2,728
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Net assets		₩ 835,977		₩ 817,678
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 417,989		₩ 408,839
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		417,989		408,839		0
Kelar S.A
Disclosure of joint ventures [line items]
Net assets		₩ 197,779		₩ 175,717
Effective percentage of ownership	[1]	65.00%		65.00%
Share in net assets		₩ 128,557		₩ 114,216
Investment differential		2,972		2,921
Intercompany transaction		0		0
Others		0		0
Book value		131,529		117,137	[2]	86,695
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Net assets		₩ 257,574		₩ 265,448
Effective percentage of ownership	[1]	35.00%		35.00%
Share in net assets		₩ 90,151		₩ 92,907
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		90,151		92,907		46,546
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 1,027		₩ 1,878
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 298		₩ 545
Investment differential		0		0
Intercompany transaction		0		0
Others		0		(347)
Book value		298		198	[3]	0
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 57,211		₩ 59,778
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 16,591		₩ 17,336
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		16,591		17,336		13,842
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Net assets		₩ 32,853		₩ 27,846
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 16,426		₩ 13,923
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		16,426		13,923		5,154
Barakah One Company
Disclosure of joint ventures [line items]
Net assets		₩ (1,314,727)		₩ (835,613)
Effective percentage of ownership	[1]	18.00%		18.00%
Share in net assets		₩ (236,651)		₩ (150,410)
Investment differential		0		0
Intercompany transaction		95,932		56,437
Others		140,719		93,973
Book value		0	[8]	0	[8]	0
Nawah Energy Company
Disclosure of joint ventures [line items]
Net assets		₩ 1,835		₩ 1,749
Effective percentage of ownership	[1]	18.00%		18.00%
Share in net assets		₩ 330		₩ 315
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		330	[8]	315	[8]	294
Momentum
Disclosure of joint ventures [line items]
Net assets		₩ 628		₩ 1,035
Effective percentage of ownership	[1]	33.33%		33.33%
Share in net assets		₩ 209		₩ 345
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		209		345		368
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 86,150		₩ 91,550
Effective percentage of ownership	[1]	54.24%		54.24%
Share in net assets		₩ 46,728		₩ 49,657
Investment differential		84		84
Intercompany transaction		0		0
Others		(20,382)		(20,381)
Book value		26,430		29,360	[9]	24,054
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 49,756		₩ 43,958
Effective percentage of ownership	[1]	46.00%		46.00%
Share in net assets		₩ 22,888		₩ 20,221
Investment differential		492		492
Intercompany transaction		0		0
Others		0		0
Book value		23,380		20,713		17,646
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Net assets		₩ 931		₩ 259
Effective percentage of ownership	[1]	45.00%		45.00%
Share in net assets		₩ 419		₩ 117
Investment differential		65		64
Intercompany transaction		0		0
Others		0		0
Book value		484		181		0
Chester Solar V SpA
Disclosure of joint ventures [line items]
Net assets		₩ 122		₩ 49
Effective percentage of ownership	[1]	45.00%		45.00%
Share in net assets		₩ 55		₩ 22
Investment differential		136		134
Intercompany transaction		0		0
Others		0		0
Book value		191		156		25
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Net assets		₩ 1,878		₩ 962
Effective percentage of ownership	[1]	45.00%		45.00%
Share in net assets		₩ 846		₩ 433
Investment differential		108		107
Intercompany transaction		0		0
Others		0		0
Book value		954		540		362
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Net assets		₩ 215,559		₩ 232,199
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 43,112		₩ 46,440
Investment differential		0		0
Intercompany transaction		0		0
Others		(3)		(3)
Book value		43,109		46,437		37,360
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 63,402		₩ 54,908
Effective percentage of ownership	[1]	35.00%		35.00%
Share in net assets		₩ 22,191		₩ 19,218
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		22,191		19,218		21,244
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Net assets		₩ 168,184		₩ 170,740
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 84,092		₩ 85,370
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		84,092		85,370		73,167
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Net assets		₩ 108,162		₩ 110,344
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 54,081		₩ 55,172
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		54,081		55,172		47,015
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Net assets		₩ 116,307		₩ 126,068
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 58,154		₩ 63,034
Investment differential		0		0
Intercompany transaction		0		0
Others		0		(59,684)
Book value		58,154		3,350		1,883
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Net assets		₩ 13,874		₩ 13,198
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 6,937		₩ 6,599
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,937		6,599		5,998
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Net assets		₩ 4,883		₩ 4,666
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 2,441		₩ 2,333
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,441		2,333		2,120
Laurel SpA
Disclosure of joint ventures [line items]
Net assets		₩ 897		₩ 774
Effective percentage of ownership	[1]	45.00%		45.00%
Share in net assets		₩ 403		₩ 348
Investment differential		210		206
Intercompany transaction		0		0
Others		0		0
Book value		613		554		290
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Net assets		₩ 29,997		₩ 29,443
Effective percentage of ownership	[1]	12.37%		12.37%
Share in net assets		₩ 3,710		₩ 3,642
Investment differential		9		9
Intercompany transaction		0		0
Others		0		0
Book value		3,719		3,651	[6]	3,625
Chile Solar JV SpA
Disclosure of joint ventures [line items]
Net assets				₩ 19,637
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 9,819
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0		9,819		32,457
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 12,734		₩ 14,484
Effective percentage of ownership	[1]	29.01%		29.01%
Share in net assets		₩ 3,695		₩ 4,202
Investment differential		61		61
Intercompany transaction		0		0
Others		0		0
Book value		3,756	[3]	4,263	[3]	4,106
Chester Solar I SpA
Disclosure of joint ventures [line items]
Net assets		₩ 2,134		₩ 2,313
Effective percentage of ownership	[1]	45.00%		45.00%
Share in net assets		₩ 960		₩ 1,041
Investment differential		278		273
Intercompany transaction		0		0
Others		0		0
Book value		1,238		1,314		1,120
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Net assets		₩ 108,382		₩ 76,571
Effective percentage of ownership	[1]	38.00%		38.00%
Share in net assets		₩ 41,185		₩ 29,097
Investment differential		0		0
Intercompany transaction		0		0
Others		16,945		27,805
Book value		58,130		56,902		58,231
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 28,911		₩ 29,073
Effective percentage of ownership	[1]	81.01%		81.01%
Share in net assets		₩ 23,419		₩ 23,551
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		23,419		23,551	[10]	23,939
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 3,045		₩ 5,823
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 883		₩ 1,689
Investment differential		1,782		1,781
Intercompany transaction		0		0
Others		0		0
Book value		2,665		3,470	[6]	3,808
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 7,636		₩ 7,709
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 2,214		₩ 2,236
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,214	[6]	2,236	[6]	1,958
DE Energia SpA
Disclosure of joint ventures [line items]
Net assets		₩ 6,601		₩ (14,131)
Effective percentage of ownership	[1]	49.00%		49.00%
Share in net assets		₩ 3,235		₩ (6,924)
Investment differential		0		0
Intercompany transaction		0		0
Others		6,468		16,460
Book value		9,703		9,536		8,921
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 77,681		₩ 77,993
Effective percentage of ownership	[1]	34.00%		34.00%
Share in net assets		₩ 26,412		₩ 26,518
Investment differential		341		341
Intercompany transaction		0		0
Others		0		0
Book value		26,753		26,859		26,109
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 6,371		₩ 6,871
Effective percentage of ownership	[1]	49.00%		49.00%
Share in net assets		₩ 3,122		₩ 3,367
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		3,122		3,367		3,081
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 20,784		₩ 21,642
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 10,392		₩ 10,821
Investment differential		43		43
Intercompany transaction		0		0
Others		0		0
Book value		10,435		10,864		11,191
Horus Solar, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets		₩ 50,862		₩ 22,722
Effective percentage of ownership	[1]	14.95%		14.95%
Share in net assets		₩ 7,601		₩ 3,396
Investment differential		3,580		3,580
Intercompany transaction		0		0
Others		0		0
Book value		11,181	[11]	6,976	[12]	5,842
Recursos Solares PV De Mexico II, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets		₩ 58,636		₩ 18,253
Effective percentage of ownership	[1]	14.95%		14.95%
Share in net assets		₩ 8,764		₩ 2,728
Investment differential		2,171		2,171
Intercompany transaction		0		0
Others		0		0
Book value		10,935	[11]	4,899	[12]	4,536
Sunmex Renovables, S.A. De C.V.
Disclosure of joint ventures [line items]
Net assets		₩ 23,664		₩ 11,053
Effective percentage of ownership	[1]	14.95%		14.95%
Share in net assets		₩ 3,536		₩ 1,652
Investment differential		5		5
Intercompany transaction		0		0
Others		0		0
Book value		3,541	[11]	1,657	[12]	1,610
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Net assets		₩ 91,314		₩ 85,856
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 18,263		₩ 17,171
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		18,263		17,171		17,627
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 42,651		₩ 38,230
Effective percentage of ownership	[1]	38.90%		38.90%
Share in net assets		₩ 16,592		₩ 14,872
Investment differential		1,361		1,361
Intercompany transaction		0		0
Others		0		0
Book value		17,953		16,233		9,891
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 46,650		₩ 47,923
Effective percentage of ownership	[1]	19.00%		19.00%
Share in net assets		₩ 8,864		₩ 9,105
Investment differential		773		774
Intercompany transaction		0		0
Others		0		0
Book value		9,637	[6]	9,879	[6]	6,838
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 15,903		₩ 16,869
Effective percentage of ownership	[1]	19.00%		19.00%
Share in net assets		₩ 3,022		₩ 3,205
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		3,022	[6]	3,205	[6]	2,828
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Net assets		₩ 79,841		₩ 84,683
Effective percentage of ownership	[1]	25.00%		25.00%
Share in net assets		₩ 19,960		₩ 21,171
Investment differential		5,643		5,643
Intercompany transaction		0		0
Others		0		0
Book value		25,603		26,814		22,099
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Net assets		₩ 72,368		₩ 71,777
Effective percentage of ownership	[1]	29.53%		29.53%
Share in net assets		₩ 21,370		₩ 21,196
Investment differential		527		527
Intercompany transaction		0		0
Others		0		0
Book value		21,897		21,723		21,456
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Net assets		₩ 17,208		₩ 17,319
Effective percentage of ownership	[1]	90.00%		90.00%
Share in net assets		₩ 15,487		₩ 15,587
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		15,487		15,587	[2]	16,288
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Net assets		₩ 512,846		₩ 447,688
Effective percentage of ownership	[1]	30.61%		30.61%
Share in net assets		₩ 156,994		₩ 137,047
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		156,994		137,047		81,595
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 47,107		₩ 17,595
Effective percentage of ownership	[1]	50.10%		50.10%
Share in net assets		₩ 23,601		₩ 8,815
Investment differential		3,137		3,137
Intercompany transaction		(1,189)		(1,194)
Others		0		0
Book value		25,549		10,758	[10]	11,198
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 18,101		₩ (51,219)
Effective percentage of ownership	[1]	29.20%		29.20%
Share in net assets		₩ 5,285		₩ (14,956)
Investment differential		0		0
Intercompany transaction		0		0
Others		0		14,956
Book value		5,285		0		0
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)
Disclosure of joint ventures [line items]
Net assets		₩ (56,378)		₩ (59,627)
Effective percentage of ownership	[1]	46.30%		46.30%
Share in net assets		₩ (26,103)		₩ (27,607)
Investment differential		0		0
Intercompany transaction		(826)		(868)
Others		26,929		28,475
Book value		0	[13]	0	[14]	0
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Net assets		₩ 661,133		₩ 366,764
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 264,454		₩ 146,706
Investment differential		25,512		25,512
Intercompany transaction		0		0
Others		0		0
Book value		289,966		172,218		79,700
KAS Investment I LLC
Disclosure of joint ventures [line items]
Net assets		₩ 52,806		₩ 61,046
Effective percentage of ownership	[1]	29.89%		29.89%
Share in net assets		₩ 15,784		₩ 18,247
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		15,784	[3]	18,247	[3]	15,273
KAS Investment II LLC
Disclosure of joint ventures [line items]
Net assets		₩ 52,554		₩ 60,800
Effective percentage of ownership	[1]	29.89%		29.89%
Share in net assets		₩ 15,709		₩ 18,173
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		15,709	[3]	18,173	[3]	15,213
Energyco Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 4,520		₩ 4,692
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 1,311		₩ 1,361
Investment differential		829		829
Intercompany transaction		0		0
Others		0		0
Book value		2,140		2,190		1,535
CAES, LLC
Disclosure of joint ventures [line items]
Net assets		₩ 48,490		₩ 49,670
Effective percentage of ownership	[1]	36.00%		36.00%
Share in net assets		₩ 17,457		₩ 17,881
Investment differential		2,923		2,924
Intercompany transaction		0		0
Others		0		0
Book value		20,380		20,805		18,435
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Net assets		₩ 21,037		₩ 17,207
Effective percentage of ownership	[1]	49.00%		49.00%
Share in net assets		₩ 10,309		₩ 8,432
Investment differential		39		39
Intercompany transaction		0		0
Others		0		0
Book value		10,348	[6]	8,471	[6]	6,971
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 2,740		₩ 3,133
Effective percentage of ownership	[1]	28.02%		28.02%
Share in net assets		₩ 768		₩ 878
Investment differential		290		290
Intercompany transaction		0		0
Others		0		0
Book value		1,058		1,168		612
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ (5,932)		₩ (4,545)
Effective percentage of ownership	[1]	27.10%		27.10%
Share in net assets		₩ (1,607)		₩ (1,232)
Investment differential		352		352
Intercompany transaction		0		0
Others		1,607		1,232
Book value		352		352		352
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Net assets		₩ 0		₩ 0
Effective percentage of ownership	[1]	60.00%		60.00%
Share in net assets		₩ 0		₩ 0
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		0		0		0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Net assets		₩ 1,835		₩ 1,358
Effective percentage of ownership	[1]	60.00%		60.00%
Share in net assets		₩ 1,102		₩ 815
Investment differential		98		98
Intercompany transaction		0		0
Others		0		0
Book value		1,200	[10]	913	[10]	659
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 23,960		₩ 24,393
Effective percentage of ownership	[1]	42.00%		42.00%
Share in net assets		₩ 10,063		₩ 10,245
Investment differential		166		166
Intercompany transaction		0		0
Others		0		0
Book value		10,229		10,411		10,633
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Net assets		₩ 8,923		₩ 12,184
Effective percentage of ownership	[1]	75.00%		75.00%
Share in net assets		₩ 6,692		₩ 9,138
Investment differential		1,427		1,427
Intercompany transaction		0		0
Others		0		0
Book value		8,119		10,565		9,743
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 7,573		₩ 4,575
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 2,196		₩ 1,327
Investment differential		1,828		1,828
Intercompany transaction		0		0
Others		0		0
Book value		4,024		3,155		3,196
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 1,797		₩ 1,182
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 521		₩ 343
Investment differential		48		48
Intercompany transaction		0		0
Others		0		0
Book value		569		391		395
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 30,609		₩ 35,500
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 8,877		₩ 10,295
Investment differential		195		195
Intercompany transaction		0		0
Others		0		0
Book value		9,072		10,490		5,465
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Net assets		₩ 12,710		₩ 9,279
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 2,542		₩ 1,856
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,542		1,856		1,688
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 17,101		₩ 10,128
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 4,959		₩ 2,937
Investment differential		556		556
Intercompany transaction		0		0
Others		0		0
Book value		5,515		3,493		6,053
KEPCO KPS CARABAO Corp.
Disclosure of joint ventures [line items]
Net assets		₩ (93)		₩ 443
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ (37)		₩ 177
Investment differential		0		0
Intercompany transaction		0		0
Others		37		0
Book value		0		177	[15]	386
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Net assets		₩ 83,481		₩ 77,828
Effective percentage of ownership	[1]	45.00%		45.00%
Share in net assets		₩ 37,566		₩ 35,023
Investment differential		1,223		1,222
Intercompany transaction		0		0
Others		0		0
Book value		38,789		36,245		15,441
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 31,749		₩ 23,289
Effective percentage of ownership	[1]	46.15%		46.15%
Share in net assets		₩ 14,652		₩ 10,748
Investment differential		1,084		1,084
Intercompany transaction		0		0
Others		0		0
Book value		15,736		11,832		11,708
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 35,587		₩ 36,586
Effective percentage of ownership	[1]	56.91%		75.29%
Share in net assets		₩ 20,251		₩ 27,544
Investment differential		0		0
Intercompany transaction		0		0
Others		2,178		0
Book value		22,429	[10],[16]	27,544	[10]	19,317
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Net assets		₩ 6,832		₩ 9,908
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 3,416		₩ 4,954
Investment differential		0		0
Intercompany transaction		0		0
Others		(3,416)		(4,954)
Book value		0		0		9,976
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Net assets		₩ 4,069		₩ (66,788)
Effective percentage of ownership	[1]	35.00%		35.00%
Share in net assets		₩ 1,425		₩ (23,376)
Investment differential		(2)		(2)
Intercompany transaction		0		0
Others		0		23,378
Book value		1,423		0		0
Pyeongchang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 21,083		₩ 24,938
Effective percentage of ownership	[1]	58.00%		58.00%
Share in net assets		₩ 12,228		₩ 14,464
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		12,228	[17]	14,464	[18]	0
Eumseong Eco Park [Member]
Disclosure of joint ventures [line items]
Net assets				₩ 17,173
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 4,980
Investment differential				577
Intercompany transaction				0
Others				0
Book value		8,386		5,557		0
Songsan Green Energy [Member]
Disclosure of joint ventures [line items]
Net assets				₩ 5,500
Effective percentage of ownership	[1]			25.00%
Share in net assets				₩ 1,375
Investment differential				12
Intercompany transaction				0
Others				0
Book value		0		1,387	[3]	0
Changwon Nuri Energy [Member]
Disclosure of joint ventures [line items]
Net assets				₩ 1,490
Effective percentage of ownership	[1]			33.33%
Share in net assets				₩ 497
Investment differential				0
Intercompany transaction				0
Others				0
Book value		8,027	[6]	497	[3]	0
Hasami Wind Farm Corporation [Member]
Disclosure of joint ventures [line items]
Net assets				₩ 3,100
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 899
Investment differential				690
Intercompany transaction				0
Others				0
Book value		0		1,589		0
PungBack Wind Farm Corporation [Member]
Disclosure of joint ventures [line items]
Net assets				₩ 15,290
Effective percentage of ownership	[1]			37.00%
Share in net assets				₩ 5,657
Investment differential				1,086
Intercompany transaction				0
Others				0
Book value		7,940		6,743	[19]	0
Trumbull Asset Management, LLC [Member]
Disclosure of joint ventures [line items]
Net assets				₩ 316
Effective percentage of ownership	[1]			78.00%
Share in net assets				₩ 246
Investment differential				0
Intercompany transaction				0
Others				0
Book value		936	[17]	246	[17]	0
SPower Chile SpA [Member]
Disclosure of joint ventures [line items]
Net assets				₩ (20)
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ (10)
Investment differential				0
Intercompany transaction				0
Others				137
Book value		64		127		0
Seungmun Green Energy [Member]
Disclosure of joint ventures [line items]
Net assets				₩ 27,440
Effective percentage of ownership	[1]			33.00%
Share in net assets				₩ 9,054
Investment differential				0
Intercompany transaction				0
Others				0
Book value		9,757		9,054		0
Seobusambo highway photovoltaics Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Net assets				₩ 3,833
Effective percentage of ownership	[1]			80.00%
Share in net assets				₩ 3,066
Investment differential				0
Intercompany transaction				0
Others				0
Book value		3,580		3,066	[20]	₩ 0
Yangyang Suri Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 33,130
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 9,608
Investment differential		0
Intercompany transaction		0
Others		0
Book value		9,608	[3]	0
KEPCO for Power Company
Disclosure of joint ventures [line items]
Net assets		₩ 725
Effective percentage of ownership	[1]	60.00%
Share in net assets		₩ 435
Investment differential		0
Intercompany transaction		0
Others		0
Book value		435	[21]	0
Taebaek Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 23,221
Effective percentage of ownership	[1]	60.00%
Share in net assets		₩ 13,932
Investment differential		0
Intercompany transaction		0
Others		0
Book value		13,932		0
Jeonju Bio Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 4,916
Effective percentage of ownership	[1]	65.00%
Share in net assets		₩ 3,195
Investment differential		0
Intercompany transaction		0
Others		0
Book value		3,195	[10]	0
Kumyang Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 12,436
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 3,607
Investment differential		56
Intercompany transaction		0
Others		0
Book value		3,663		0
Jeongeup Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 5,781
Effective percentage of ownership	[1]	18.71%
Share in net assets		₩ 1,082
Investment differential		478
Intercompany transaction		0
Others		0
Book value		1,560	[22]	0
Hadong E-factory Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 1,145
Effective percentage of ownership	[1]	29.99%
Share in net assets		₩ 343
Investment differential		6
Intercompany transaction		0
Others		0
Book value		349	[3]	0
Namyangju Combined Heat and Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 7,000
Effective percentage of ownership	[1]	55.00%
Share in net assets		₩ 3,850
Investment differential		0
Intercompany transaction		0
Others		0
Book value		3,850	[23]	0
Wadi Noor Solar Power Company SAOC
Disclosure of joint ventures [line items]
Net assets		₩ 1,675
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 837
Investment differential		9
Intercompany transaction		0
Others		0
Book value		846		0
Fairhaven Energy Storage LLC
Disclosure of joint ventures [line items]
Net assets		₩ 0
Effective percentage of ownership	[1]	35.00%
Share in net assets		₩ 0
Investment differential		0
Intercompany transaction		0
Others		0
Book value		₩ 0	[24]	₩ 0

[1]	The percentage of ownership shown above is after considering the treasury stocks and others.
[2]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[3]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[4]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[5]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2022.
[6]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[7]	The effective percentage of ownership increased due to the disproportionate capital reduction of financial investors during the year ended December 31, 2022.
[8]	The effective percentage of ownership is less than 20%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[9]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[10]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[11]	The percentage of effective ownership is more than 20%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[12]	The effective percentage of ownership is less than 20%. However, according to the shareholders' agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence.
[13]	According to the REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders' agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[14]	According to the Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.) Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[15]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[16]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[17]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[18]	After additional acquisition of the shares, the effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[19]	The effective percentage of ownership is 37%, considering potential common stock.
[20]	Due to the changes in the agreement, the Company lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[21]	Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement concluded during the year ended December 31, 2023.
[22]	Although the Company’s effective percentage of ownership is less than 20%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement .
[23]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.
[24]	Although the investment has not yet been paid, commitment to pay 35% of investment in the future has been made.